MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.52

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
48293	XXXX	Sold	2	2	1	1	Verified reserves - 29.57 months verified PITI reserves exceeds the required PITI of 6 months. ; Low LTV/CLTV/HCLTV - 45.46% LTV is 14.54% below 60% maximum for second home purchase.; Verified credit history - Mid FICO score of 694 exceeds the minimum required of 680 by 14 points for 60% maximum LTV for primary cash out refinance.

										;	CRED 0083 Asset Documentation is Insufficient - Missing bank statements for periods 09/14/2020-10/13/2020 and 10/16/2020-10/31/2020 per LOE and income worksheet on pages 40 and 60. Increased lender DTI from 39.85% to 44.06% which is still below the maximum 50% maximum DTI allowed. - Using documented income, bor still qualifies below max dti. Comp factors of: 29 months reserves, 46% ltv, credit score 14 above required.
48606	XXXX	Sold	2	2	1	1	Verified reserves - 49.84 months verified PITI reserves exceeds the required PITI of 6 months. ; Verified credit history - Mid FICO score of 755 exceeds the minimum required of 700 by 55 points for 80% maximum LTV for primary purchase.

; Low DTI - 35.73% DTI is 14.27 below program 50% maximum.

;	CRED 0082 Income Documentation is Insufficient - Missing the April 2020 statement for 12 mths personal bank statement program. Lenders income calculator does not have an April entry and no corresponding statement was found in file. - Lender acknowledged exception to use 11 months statements averaged over 12 months.

6/23/21 Lender provided Exception Request to use 12 month average using 11 months bank statements. Using a 12 mth avg, results in a 38% dti which is 12 pts below max dti. Additionally noted to have 6+ reserves, job stability & 0x30 vom.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of insurance for REO. - 6/23/21 Lender provided hazard declaration page showing coverage for REO. Premium $1581 on coverage of $XXXX.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing lease for REO for $2,200 per month. (DTI of 35.73 without use of income and monthly insurance payment below maximum of 50%.) - When not including any rental income, dti is @ 38%, which is 12 pts below max. Additionally noted to have 6+ reserves, job statbility & 0x30 vom. - 9/9/2021: Recalculated DTI without using rental income for REO is 34.21% which is less than max allowed DTI of 50%

CRED 0093 Credit Documentation is Insufficient - Borrower provided requested LOE for rental income for REO being deposited into accounts other than one used for monthly income calculations on page 263.

Missing explanation/clarification of why 12 months deposit history deposits fluctuate from month to month and do not agree with lease payments. Verification was required to verify these funds were not being deposited into XXXX.  - 6/23/21  Lender provided borrower provided LOE, fluctuations due to irregular payments by tenants caused by Covid lockdowns.

48605	XXXX	Sold	2	2	1	1	Low DTI - 2.80% DTI is 47.20% below program 50% maximum.; Verified reserves - 3 months verified PITI reserves exceeds the required PITI of 8 months for a bank statement loan.; Verified credit history - Mid FICO score of 740 exceeds the minimum required of 700 by 40 points for 80% maximum LTV for primary purchase loan for $XXXX for bank statement loan.;	CRED 0010 LTV Exceeds Max Allowed - Updated 9/8/2021: Lender provided same rationale (exception); no new documentation provided; therefore, finding remains.

											85% CLTV exceeds maximum of 80% for bank statements loan per matrix. Approved exception in file on page 1. - Lender Acknowledged Exception
48608	XXXX	Sold	2	2	2	1	Verified credit history - Mid FICO score of 772 for primary wage earner exceeds the minimum required of 720 by 52 points for 65% maximum LTV for investor purchase.; Verified reserves - 37.53 months verified PITI reserves exceeds the required PITI of 8 months.; Low DTI - 33.85% DTI is 16.15% below program 50% maximum.;	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Sales price on HUD-1does not agree with purchase contract. Sales price agrees with the buyer and seller executed Amended Escrow Instructions dated 03/22/2021 on pages 417 and 418. - 6/23/21 Lender provided response that State does not require amendments to purchase agreements once Escrow is opened. Buyer & Seller executed instructions as acknowledgement.

											CRED 0010 LTV Exceeds Max Allowed - 80% LTV exceeds maximum of 65% for loan amount of $XXXX, investor purchase , bank statement doc program with minimum 720 FICO. Approved exception on page 1. - Lender Acknowledged Exception		CRED 0093 Credit Documentation is Insufficient - Missing Borrower LOE confirming which bank account(s), the funds to close were to be wired from. - Funds transferred though escrow, sale of REO.
48562	XXXX	Sold	1	1	1	1				Verified reserves - 100+ months verified PITI reserves exceeds the required PITI of 3 months.; Verified credit history - Mid FICO score of 691 exceeds the minimum required of 660 by 31 points.; Low LTV/CLTV/HCLTV - 64.81% LTV is 5.19% below 70% maximum.;
48611	XXXX	Sold	1	1	1	1				Established credit history - Borrower has 233 months of credit history on installment obligations. ; Verified liquid assets and/or savings history - Borrower has more than 50,000 in liquid assets in business account. ; Low DTI - Based on 24 month bank statements of business accounts dti is less than 18%;		5/14/21 - Fully executed reliance letter sent to Investor.